Offerings	Sep. 30, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.150% Notes due 2028
Amount Registered | shares	875,000,000
Proposed Maximum Offering Price per Unit	0.99855
Maximum Aggregate Offering Price	$ 873,731,250
Fee Rate	0.01476%
Amount of Registration Fee	$ 128,962.73
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.350% Notes due 2030
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.99824
Maximum Aggregate Offering Price	$ 1,497,360,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 221,010.34
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% Notes due 2032
Amount Registered | shares	875,000,000
Proposed Maximum Offering Price per Unit	0.99739
Maximum Aggregate Offering Price	$ 872,716,250
Fee Rate	0.01476%
Amount of Registration Fee	$ 128,812.92
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Notes due 2034
Amount Registered | shares	1,750,000,000
Proposed Maximum Offering Price per Unit	0.99793
Maximum Aggregate Offering Price	$ 1,746,377,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 257,765.32